Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2019	2018
Prepaid subscriptions	$1,041	$594
Prepaid inventory testing	291	116
Prepaid conferences and marketing expenses	925	392
Prepaid insurance	472	223
Prepaid deposits	87	764
Other	137	239

	$2,953	$2,328

Prepaid deposits are deposits held by vendors which are expected to be released within twelve months and therefore they are properly recorded as current assets.